Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 6, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 33-70984; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity”, a group and individual flexible premium deferred variable and fixed annuity contract, does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 20 for Protective Variable Annuity Separate Account as filed with the Commission on April 29, 2009 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy